Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	16,210,000
Proposed Maximum Offering Price per Unit	4.74
Maximum Aggregate Offering Price	$ 76,835,400.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,763.50
Offering Note	The amount registered reflected in Table 1 above represents the maximum number of additional shares of common stock, par value $0.01 per share (the "Common Stock"), of Hanesbrands Inc., a Maryland corporation (the "Company") issuable pursuant to the Hanesbrands Inc. 2020 Omnibus Incentive Plan, as amended (the "Plan") being registered on the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates. Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), the Registration Statement also covers such additional shares of Common Stock as may become issuable pursuant to the anti-dilution provisions of the Plan. The proposed maximum offering price per unit and the maximum aggregate offering price in Table 1 above are estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high ($4.89) and low ($4.59) sale prices of Common Stock on the New York Stock Exchange on August 8, 2025, which is a date within five business day prior to filing.